Additional Information to the Consolidated Statement of Comprehensive Income	12 Months Ended
Dec. 31, 2020
Comprehensive income [abstract]
Additional Information to the Consolidated Statement of Comprehensive Income

25. Additional information to the consolidated statement of comprehensive income

Other comprehensive income only includes exchange differences from the conversion of foreign currency from our foreign operations into the Group currency.

Depreciation and amortization expense

The amortization of intangible assets and depreciation of tangible assets are included in the following items of the statement of comprehensive income:

in EUR thousands	2020	2019	2018
Research and development costs	37	72	595
General administrative costs	1,352	383	109
Cost of sales	91	17	15
Sales and marketing	3,854	2,684	34
Depreciation and amortization expense	5,333	3,156	754

Personnel costs

in EUR thousands	2020	2019	2018
Wages and salaries	14,067	19,894	14,252
Social security charges	2,016	2,958	1,973
Cost for pension schemes	257	391	191
Total	16,340	23,243	16,416